Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7. Accrued Expenses and Other Current Liabilities
Accrued expenses and
other
current liabilities consisted of the following:

	September 30, 2022	December 31, 2021

Accrued bonus	$447,488	$349,000
Professional fees	255,822	123,756
Accrued vacation	27,851	25,945
Other	155,851	7,910

Accrued expenses and other current liabilities	$887,012	$506,611

7. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Accrued bonus	$349,000	$—
Professional fees	123,756	85,088
Accrued vacation	25,945	20,328
Other	7,910	1,394

Accrued expenses and other current liabilities	$506,611	$106,810